South Asia Portfolio as of June 30, 1998

PORTFOLIO OF INVESTMENTS (Unaudited)


Common Stocks -- 92.4%

Bangladesh -- 0.3%


                                                        Shares        Value
--------------------------------------------------------------------------------

Textiles -- 0.3%
--------------------------------------------------------------------------------
Apex Spinning & Knitting Mills                           48,000       $  161,210
Garment manufacturer.
--------------------------------------------------------------------------------
                                                                      $  161,210
--------------------------------------------------------------------------------

Total Bangladesh
    (identified cost $311,535)                                        $  161,210
--------------------------------------------------------------------------------

India -- 86.8%

Agricultural Equipment -- 4.5%
--------------------------------------------------------------------------------
Punjab Tractors Ltd./(1)/                               138,900       $2,642,556
The only fully indigenously designed tractor
manufacturer in the country.
--------------------------------------------------------------------------------
                                                                      $2,642,556
--------------------------------------------------------------------------------

Auto and Parts -- 4.1%
--------------------------------------------------------------------------------
Bajaj Auto Ltd./(1)/                                    130,000       $1,753,567
Leading manufacturer of two-wheelers
& three-wheelers.

IFB Industries Ltd./(1)/                                     50               16
Manufacturer of high precision engineering tools and domestic appliances.

Motor Industries                                          7,150          646,628
A subsidiary of Robert Bosch of Germany with
a presence in the auto components industry,
with products such as spark plugs & fuel
injection pumps.
--------------------------------------------------------------------------------
                                                                      $2,400,211
--------------------------------------------------------------------------------

Banks and Money Services -- 1.6%
--------------------------------------------------------------------------------
Industrial Credit and Investment Corp./(1)/             500,550       $  913,632
One of India's largest development finance institutions, with assets over $7.39 billion, involved in project financing & investment banking.

Karur Vysya Bank/(1)/                                       250              948
Private sector bank involved in
retail banking.

Kotak Mahindra Finance Ltd/(1)/                           1,400              769
Bill discounting & consumer financing.

Oriental Bank of Commerce/(1)/                              100              111
Public sector retail bank.

State Bank of India/(1)/                                    670       $    3,339
The largest public sector commercial bank in
India, with over 8000 branches. Engaged
in retail banking & a range of non-fund
based activities.
--------------------------------------------------------------------------------
                                                                      $  918,799
--------------------------------------------------------------------------------

Beverages -- 0.0%
--------------------------------------------------------------------------------
Tata Tea Ltd./(1)/                                          750       $    5,363
Integrated tea company with substantial
presence in plantation as well as direct marketing
of branded tea.
--------------------------------------------------------------------------------
                                                                      $    5,363
--------------------------------------------------------------------------------

Building Materials -- 0.0%
--------------------------------------------------------------------------------
Associated Cement Cos. Ltd./(1)/                            402       $   11,566
India's largest & one of the world's largest cement manufacturing companies; total capacity of 9.96 million tons.

Murudeshwar Ceramics Ltd./(1)/                            7,800              938
Manufacturer of glazed ceramic wall and
floor tiles.
--------------------------------------------------------------------------------
                                                                      $   12,504
--------------------------------------------------------------------------------

Cable - Telecommunications -- 0.0%
--------------------------------------------------------------------------------
Usha Beltron Ltd. GDR                                       290       $      160
A medium-sized manufacturer of jelly filled
telecom cables.
--------------------------------------------------------------------------------
                                                                      $      160
--------------------------------------------------------------------------------

Chemicals -- 3.8%
--------------------------------------------------------------------------------
Hoechst Schering Agrevo Ltd.                            128,700       $2,245,914
A major company in the agrochemical &
pesticide business.

Reliance Industries Ltd./(1)/                             3,745           12,656
Integrated petrochemical company with world size capacities and major presence in polyesters and polymers.

Tata Chemicals/(1)/                                       1,449            4,285
A diversified company with a major presence
in soda ash, caustic soda & fertilizers.
--------------------------------------------------------------------------------
                                                                      $2,262,855
--------------------------------------------------------------------------------

                        See notes to financial statements

South Asia Portfolio  as of June 30, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


                                                        Shares       Value
--------------------------------------------------------------------------------

Chemicals - Specialty -- 0.9%
--------------------------------------------------------------------------------
ICI India Ltd.                                          108,800      $   510,581
A 51% subsidiary of ICI PLC, UK, having
major presence in paints, explosives and
specialty chemicals
--------------------------------------------------------------------------------
                                                                     $   510,581
--------------------------------------------------------------------------------

Computer Software -- 18.5%
--------------------------------------------------------------------------------
Cybertech Systems and Software Ltd.                      50,000      $   307,157
Specializes in providing training to professionals in SAP, an enterprise resource planning
(ERP) package.

Digital Equipments (India) Ltd.                         250,000          785,874
A total solutions provider in the information technology industry, with major revenues from sales of Intel based systems and high end proprietary Alpha products. Software exports
& systems integration are other major areas of business.

Infosys Technologies Ltd.                               143,700        7,532,346
One of India's leading companies in the
computer software sector. Provides specialized software for banking & retail distribution sector - major clients include Reebok and Levi Straus.

NIIT Ltd.                                                55,000        1,842,412
India's leading information technology education company and the third largest exporter of software.

Tata Infotech Ltd./(1)/                                  12,400          386,650
One of the largest information technology service
& solution providers in India with interest in
software development, distribution, networking,
maintenance, support and training.
--------------------------------------------------------------------------------
                                                                     $10,854,439
--------------------------------------------------------------------------------

Conglomerates -- 1.2%
--------------------------------------------------------------------------------
Indian Rayon & Industries Ltd./(1)/                         448      $     2,166
Diversified company with interests in cement,
textiles, rayon and carbon black
Ramco Industries Ltd.                                    52,300          599,467
Ramco Industries Ltd.                                    11,000          126,083
Diversified company with interests in building
materials, textiles and computer software.
--------------------------------------------------------------------------------
                                                                     $   727,716
--------------------------------------------------------------------------------

Consumer Products -- 7.1%
--------------------------------------------------------------------------------
ITC Ltd.                                                188,600      $ 2,899,828
Manufacturer of
cigarettes/tobacco with market
leadership in all cigarette segments.

Marico Industries Ltd.                                   99,200          561,443
A consumer product company, with presence in coconut/edible oil and hair care oil.

Ponds (India) Ltd./(1)/                                  27,900          697,418
51% subsidiary of Unilever PLC, UK (to be
merged with another giant Unilever company in
India - Hindustand Lever) has presence in
personal care products.
--------------------------------------------------------------------------------
                                                                     $ 4,158,689
--------------------------------------------------------------------------------

Diversified Industry -- 2.4%
--------------------------------------------------------------------------------
Enkay Texofood Industries Ltd./(1)/                         786      $       473
Has business interests in the manufacturing of synthetic yarns & the export of processed foods.

Larsen & Toubro Ltd./(1)/                                   480            2,596
India's largest company in the engineering & construction sector.

Larsen & Toubro Ltd. GDR                                155,000        1,406,625
Diversified conglomerate with interests in the manufacturing of cement, electrical & electronics, as well as the undertaking of turnkey projects in infrastructure.

Thiru Arooran Sugars/(1)/                                   500              637
A manufacturer of sugar & industrial alcohol
Has also made foray into cogeneration of power
through bagasse.
--------------------------------------------------------------------------------
                                                                      $1,410,331
--------------------------------------------------------------------------------

Electric Utilities -- 2.5%
--------------------------------------------------------------------------------
BSES Ltd./(1)/                                          401,088       $1,475,527
A monopoly distributor of power in suburbs
of Bombay.
--------------------------------------------------------------------------------
                                                                      $1,475,527
--------------------------------------------------------------------------------

Electrical Equipment -- 0.0%
--------------------------------------------------------------------------------
Asea Brown Boveri (India) Ltd./(1)/                       1,950       $   19,555
Indian subsidiary of Swedish-Swiss multinational
ABB & one of the largest manufacturers of
electrical power equipment.
--------------------------------------------------------------------------------
                                                                      $   19,555
--------------------------------------------------------------------------------

                        See notes to financial statements

South Asia Portfolio as of June 30, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


                                                        Shares       Value
--------------------------------------------------------------------------------

Household Products -- 17.0%
--------------------------------------------------------------------------------
Hindustan Lever Ltd./(1)/                               280,250      $ 9,976,119
A diversified multinational of the Unilever group and a market leader in soap & detergents, personal care & food processing industries.

Reckitt and Colman of India Ltd./(1)/                     4,000           27,119
Manufacturer of household products such as
mosquito repellent, surface cleaning agents and
antiseptic lotions.
--------------------------------------------------------------------------------
                                                                     $10,003,238
--------------------------------------------------------------------------------

Industrial Equipment -- 0.0%
--------------------------------------------------------------------------------
Thermax Ltd.                                              1,800      $     5,590
Diversified company with three major divisions - energy, environment & chemicals, manufacturing industrial boilers, process heat equipment & chillers, and pollution control equipment.

Triveni Engineering                                          33               33
Manufacturer of sugar, sugar machinery
& turbines.
--------------------------------------------------------------------------------
                                                                     $     5,623
--------------------------------------------------------------------------------

Lodging and Gaming -- 0.0%
--------------------------------------------------------------------------------
Hotel Leela Venture Ltd./(1)/                               750      $       785
Operates business hotels & a beach resort in
Bombay & Goa, respectively.
--------------------------------------------------------------------------------
                                                                     $       785
--------------------------------------------------------------------------------

Machinery -- 1.3%
--------------------------------------------------------------------------------
Ingersoll Rand of India                                  61,400      $   531,033
Manufacturer of compressors, process pumps and mining equipment.

Otis Elevator Co. (India) Ltd.                           41,100          257,814
Manufacturer of elevators and escalators with
dominant market share.
--------------------------------------------------------------------------------
                                                                     $   788,847
--------------------------------------------------------------------------------

Medical Products -- 8.6%
--------------------------------------------------------------------------------
Cipla Ltd./(1)/                                              50      $       815
Market leader in anti-bacterial, anti-asthmatic, and anti-cancer products and entering into segments of cardiovascular and dermatology.

Hoechst Marion Roussel Ltd.                             382,000        3,567,315
The fourth largest company in the Indian pharmaceutical industry with major presence in therapeutical segments of analgesic, antihistemic, cardiovascular drugs. Also manufactures animal health care.

Ranbaxy Laboratories Ltd./(1)/                          115,928        1,496,771
Presence in anti-bacterial and antibiotics
segments, and a major exporter of bulk drugs
and formulations.
--------------------------------------------------------------------------------
                                                                     $ 5,064,901
--------------------------------------------------------------------------------

Metals - Industrial -- 0.0%
--------------------------------------------------------------------------------
Bellary Steels & Alloys/(1)/                                400      $        94
An integrated private sector steel company with capacity slated to increase from 0.5 to 2 million tons.

Essar Steel Ltd./(1)/                                       100               38
Manufacturer of sponge iron & hot rolled coils.

Tata Iron & Steel Co. Ltd./(1)/                             203              603
The largest private sector integrated steel
manufacturer in the country, with a total capacity
of 2.7 million tons.
--------------------------------------------------------------------------------
                                                                     $       735
--------------------------------------------------------------------------------

Oil and Gas - Equipment and Services -- 1.0%
--------------------------------------------------------------------------------
Hi-tech Drilling Services India Ltd./(1)/               285,000      $   560,860
A company engaged in offshore oil drilling.
--------------------------------------------------------------------------------
                                                                     $   560,860
--------------------------------------------------------------------------------

Oil and Gas - Exploration
and Production -- 5.3%
--------------------------------------------------------------------------------
Hindustan Petroleum Corp./(1)/                          340,900      $ 3,139,287
Petroleum company with the second largest
10.25 MMT refining capacity in the country with
strong marketing network.
--------------------------------------------------------------------------------
                                                                     $ 3,139,287
--------------------------------------------------------------------------------

Packaging -- 0.0%
--------------------------------------------------------------------------------
Flex Industries (wts)/(2)/                                4,274      $       247
Leading integrated company in the
packaging industry.
--------------------------------------------------------------------------------
                                                                     $       247
--------------------------------------------------------------------------------

                        See notes to financial statements

South Asia Portfolio as of June 30, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


                                                        Shares       Value
--------------------------------------------------------------------------------

Paper and Forest Products -- 0.0%
--------------------------------------------------------------------------------
Tamil Nadu Newsprint and Paper/(1)/                         300      $       123
The world's largest begasse based paper
manufacturer in the public sector.
--------------------------------------------------------------------------------
                                                                     $       123
--------------------------------------------------------------------------------

Telecommunications -- 5.4%
--------------------------------------------------------------------------------
Mahanger Telephone Nigam Ltd./(1)/                      366,500      $ 1,541,884
Government owned monopoly provider of fixed wire telephone services in India's major cities of Bombay & Delhi.

Videsh Sanchar Nigam Ltd., GDR                          150,000        1,605,000
India's monopoly international telephone
service provider.
--------------------------------------------------------------------------------
                                                                     $ 3,146,884
--------------------------------------------------------------------------------

Transportation -- 1.6%
--------------------------------------------------------------------------------
Great Eastern Shipping/(1)/                           1,270,100      $   925,506
Diversified company with interests in shipping
and property development.
--------------------------------------------------------------------------------
                                                                     $   925,506
--------------------------------------------------------------------------------

Total India
    (identified cost $47,539,977)                                    $51,036,322
--------------------------------------------------------------------------------

Pakistan -- 4.0%

Electric Utilities -- 0.0%
--------------------------------------------------------------------------------
Karachi Electric Supply Co./(1)/                             50      $         9
Electric distributor for Karachi.
--------------------------------------------------------------------------------
                                                                     $         9
--------------------------------------------------------------------------------

Household Products -- 3.9%
--------------------------------------------------------------------------------
Lever Brothers Pakistan Ltd.                            120,000      $ 2,261,794
Leading manufacturer and retailer of
consumer products.
--------------------------------------------------------------------------------
                                                                     $ 2,261,794
--------------------------------------------------------------------------------

Insurance -- 0.0%
--------------------------------------------------------------------------------
Adamjee Insurance Co./(1)/                                    1      $         1
Leading supplier of general insurance in Pakistan.
--------------------------------------------------------------------------------
                                                                     $         1
--------------------------------------------------------------------------------

Medical Products -- 0.0%
--------------------------------------------------------------------------------
Searle Pakistan                                          23,711      $     7,071
Major player in the pharmaceutical industry.
--------------------------------------------------------------------------------
                                                                     $     7,071
--------------------------------------------------------------------------------

Oil and Gas - Equipment and Services -- 0.1%
--------------------------------------------------------------------------------
Pakistan State Oil Co. Ltd.                              48,744      $    78,182
Principal distributor of fuel, oil and petroleum.
--------------------------------------------------------------------------------
                                                                     $    78,182
--------------------------------------------------------------------------------

Total Pakistan
    (identified cost $2,728,859)                                     $ 2,347,057
--------------------------------------------------------------------------------

Sri Lanka -- 1.3%

Banks and Money Services -- 0.4%
--------------------------------------------------------------------------------
Development Finance Corp.                                     2      $         5
One of Sri Lanka's largest development financial institutions involved in project financing & investment banking.

National Development Bank                               135,600          259,174
A premier development financial institution
involved in project financing, merchant banking &
commercial leasing.
--------------------------------------------------------------------------------
                                                                     $   259,179
--------------------------------------------------------------------------------

Conglomerates -- 0.9%
--------------------------------------------------------------------------------
Hayleys Ltd.                                                  1      $         3
Has interest in diversified business of shipping, agriculture, textiles & hotels.

John Keells Holdings GDR                                 94,795          521,373
A diversified conglomerate operating in tourism,
food & beverages, property development sectors.
--------------------------------------------------------------------------------
                                                                     $   521,376
--------------------------------------------------------------------------------

Total Sri Lanka
    (identified cost $1,138,562)                                     $   780,555
--------------------------------------------------------------------------------

Total Common Stocks
    (identified cost $51,718,933)                                    $54,325,144
--------------------------------------------------------------------------------

                        See notes to financial statements

South Asia Portfolio as of June 30, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


Bonds -- 0.0%

                                                 Principal
                                                 Amount
                                                 (000's omitted)     Value
--------------------------------------------------------------------------------
Flex Industries, 13.50%, 12/31/99                $       812         $    13,707
Hotel Leela Venture Ltd. NCD,
14.00%, 4/8/03                                            15                 325
--------------------------------------------------------------------------------

Total Bonds
    (identified cost $26,599)                                        $    14,032
--------------------------------------------------------------------------------

Total Investments -- 92.4%
    (identified cost $51,745,532)                                    $54,339,176
--------------------------------------------------------------------------------

Other Assets, Less Liabilities -- 7.6%                               $ 4,474,685
--------------------------------------------------------------------------------


Net Assets -- 100%                                                   $58,813,861
--------------------------------------------------------------------------------

GDR -- Global Depositary Receipt

/(1)/ The above securities held by the Portfolio on June 30, 1998 are unrestricted securities valued at market prices. Because of the length of the registration process, the Portfolio would temporarily be unable to sell certain of these securities. At June 30, 1998, the aggregate value of these securities amounted to $4,725,013 representing 8.0% of the Portfolio's net assets (Note 5).

/(2)/ Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                        See notes to financial statements

South Asia Portfolio as of June 30, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


Top Ten Holdings                                                                Industry concentration -- Below are the
                                                                                top ten industry sectors represented in the
                                                                                Portfolio of Investments

                                                       Percentage                                             Percentage
                             Industry                  of Net                                                 of Net
Company                      Sector                    Assets     Value         Industry Sector               Assets    Value
-----------------------------------------------------------------------------   ----------------------------------------------------
Hindustan Lever Ltd.         Household Products          17.0%    $9,976,119    Household Products              20.9%    $12,265,032
Infosys Technologies Ltd.    Computer Software           12.8      7,532,346    Computer Software               18.5      10,854,439
Hoechst Marion Roussel Ltd.  Medical Products             6.1      3,567,315    Medical Products                 8.6       5,071,972
Hindustan Petroleum Corp.    Oil and Gas - Exploration    5.3      3,139,287    Consumer Products                7.1       4,158,689
                             and Production                                     Telecommunications               5.4       3,146,884
ITC Ltd.                     Consumer Products            4.9      2,899,828    Oil and Gas - Exploration and
                                                                                Production                       5.3       3,139,287
Punjab Tractors Ltd.         Agricultural Equipment       4.5      2,642,556    Agricultural Equipment           4.5       2,642,556
Lever Brothers Pakistan Ltd. Household Products           3.8      2,261,794    Auto and Parts                   4.1       2,400,211
Hoechst Schering Agrevo Ltd. Chemicals                    3.8      2,245,914    Chemicals                        3.8       2,262,855
NIIT Ltd.                    Computer Software            3.1      1,842,412    Electric Utilities               2.5       1,475,536
Bajaj Auto Ltd.              Auto and Parts               3.0      1,753,567


                       See notes to financial statements

South Asia Portfolio as of June 30, 1998

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities


As of June 30, 1998
Assets
--------------------------------------------------------------------------------
Investments, at value
    (identified cost, $51,745,532)                                 $ 54,339,176
Cash                                                                  3,339,561
Foreign currency, at value
    (identified cost, $1,036,536)                                     1,039,511
Receivable for investments sold                                         419,075
Dividends and interest receivable                                       271,290
Miscellaneous receivable                                                     82
Tax reclaim receivable                                                    2,593
Deferred organization expenses                                           14,218
--------------------------------------------------------------------------------
Total assets                                                       $ 59,425,506
--------------------------------------------------------------------------------


Liabilities
--------------------------------------------------------------------------------
Payable for investments purchased                                  $    260,348
Payable to affiliate for Trustees' fees                                   1,758
Other accrued expenses                                                  349,539
--------------------------------------------------------------------------------
Total liabilities                                                  $    611,645
--------------------------------------------------------------------------------
Net Assets applicable to investors' interest in Portfolio          $ 58,813,861
--------------------------------------------------------------------------------


Sources of Net Assets
--------------------------------------------------------------------------------
Net proceeds from capital contributions and withdrawals            $ 56,239,408
Net unrealized appreciation (computed on the basis of
    identified cost)                                                  2,574,453
--------------------------------------------------------------------------------
Total                                                              $ 58,813,861
--------------------------------------------------------------------------------


Statement of Operations

For the Six Months
Ended June 30, 1998

Investment Income
--------------------------------------------------------------------------------
Dividends (net of foreign taxes, $5,693)                           $    732,589
--------------------------------------------------------------------------------
Total investment income                                            $    732,589
--------------------------------------------------------------------------------


Expenses
--------------------------------------------------------------------------------
Investment adviser fee                                             $    291,209
Administration fee                                                       97,070
Trustees fees and expenses                                                4,839
Custodian fee                                                           262,785
Legal and accounting services                                            64,300
Amortization of organization expenses                                     8,630
Miscellaneous                                                            62,222
--------------------------------------------------------------------------------
Total expenses                                                     $    791,055
--------------------------------------------------------------------------------
Deduct --
    Reduction of custodian fee                                     $     32,966
--------------------------------------------------------------------------------
Total expense reductions                                           $     32,966
--------------------------------------------------------------------------------

Net expenses                                                       $    758,089
--------------------------------------------------------------------------------

Net investment loss                                                $    (25,500)
--------------------------------------------------------------------------------


Realized and Unrealized
Gain (Loss)
--------------------------------------------------------------------------------
Net realized gain (loss) --
    Investment transactions (identified cost basis)                $ (9,730,221)
    Foreign currency transactions                                      (243,010)
--------------------------------------------------------------------------------
Net realized loss                                                  $ (9,973,231)
--------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
    Investments (identified cost basis)                            $  1,339,336
    Foreign currency                                                     (5,172)
--------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)               $  1,334,164
--------------------------------------------------------------------------------

Net realized and unrealized loss                                   $ (8,639,067)
--------------------------------------------------------------------------------

Net decrease in net assets from operations                         $ (8,664,567)
--------------------------------------------------------------------------------


                       See notes to financial statements

South Asia Portfolio as of June 30, 1998

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets


                                           Six Months Ended
Increase (Decrease)                        June 30, 1998      Year Ended
in Net Assets                              (Unaudited)        December 31, 1997
--------------------------------------------------------------------------------
From operations --
    Net investment loss                       $     (25,500)      $    (222,946)
    Net realized loss                            (9,973,231)         (6,059,884)
    Net change in unrealized
        appreciation (depreciation)               1,334,164          15,208,670
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
    from operations                           $  (8,664,567)      $   8,925,840
--------------------------------------------------------------------------------
Capital transactions --
    Contributions                             $   3,891,327       $  42,091,228
    Withdrawals                                 (20,587,648)        (70,765,712)
--------------------------------------------------------------------------------
Net decrease in net assets from
    capital transactions                      $ (16,696,321)      $ (28,674,484)
--------------------------------------------------------------------------------

Net decrease in net assets                    $ (25,360,888)      $ (19,748,644)
--------------------------------------------------------------------------------


Net Assets
--------------------------------------------------------------------------------
At beginning of period                        $  84,174,749       $ 103,923,393
--------------------------------------------------------------------------------
At end of period                              $  58,813,861       $  84,174,749
--------------------------------------------------------------------------------


Statement of Cash Flows

                                                               Six Months Ended
                                                               June 30,1998
Increase (Decrease) in Cash                                    (Unaudited)
--------------------------------------------------------------------------------
Cash Flows From (For) Operating Activities --
    Purchase of investments                                        $(23,382,999)
    Proceeds from sale of investments                                37,285,910
    Dividends, interest and tax reclaims received                       599,634
    Operating expenses paid                                            (635,518)
    Foreign currency transactions                                     4,397,010
--------------------------------------------------------------------------------
Net cash from operating activities                                 $ 18,264,037
--------------------------------------------------------------------------------
Cash Flows From (For) Financing Activities --
    Proceeds from capital contributions                            $  3,891,327
    Payments for capital withdrawals                                (20,587,648)
--------------------------------------------------------------------------------
Net cash used for financing activities                             $(16,696,321)
--------------------------------------------------------------------------------

Net increase in cash                                               $  1,567,716
--------------------------------------------------------------------------------

Cash at Beginning of Period                                        $  1,771,845
--------------------------------------------------------------------------------

Cash at End of Period                                              $  3,339,561
--------------------------------------------------------------------------------


Reconciliation of Net Decrease in Net Assets
From Operations to Net Cash From
Operating Activities
--------------------------------------------------------------------------------
Net decrease in net assets from operations                         $ (8,664,567)
Decrease in receivable for investments sold                           1,402,045
Decrease in foreign currency                                          4,645,192
Increase in dividends, interest and other receivables                  (132,955)
Decrease in deferred organizational expense                               8,630
Increase in payable for investments purchased                           259,346
Increase in payable to affiliate                                            445
Increase in accrued expenses and other liabilities                      113,496
Net decrease in investments                                          20,632,405
--------------------------------------------------------------------------------
Net cash from operating activities                                 $ 18,264,037
--------------------------------------------------------------------------------


                       See notes to financial statements

South Asia Portfolio as of June 30, 1998

FINANCIAL STATEMENTS CONT'D

Supplementary Data


                                                          Six Months Ended                   Year Ended December 31,
                                                          June 30, 1998      -----------------------------------------------------
                                                          (Unaudited)          1997           1996           1995          1994*
----------------------------------------------------------------------------------------------------------------------------------

Ratios to average daily net assets
----------------------------------------------------------------------------------------------------------------------------------
Expenses /(1)/                                                 2.04%+          1.61%          1.51%          1.76%         1.16%+
Expenses after custodian fee reduction /(1)/                   1.96%+          1.58%          1.28%          1.35%           --
Net investment income (loss)                                  (0.07)%+        (0.20)%        (0.11)%        (0.18)%        0.01%+
Portfolio Turnover                                               33%             48%            46%            38%            1%
----------------------------------------------------------------------------------------------------------------------------------

+     Annualized.
* For the period from the start of business, May 2, 1994, to December 31, 1994.
/(1)/ The expense ratios for the year ended December 31, 1995 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the period ended December 31, 1994 has not been adjusted to reflect this change.


                       See notes to financial statements

South Asia Portfolio as of June 30, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited)


1   Significant Accounting Policies
    ----------------------------------------------------------------------------
    South Asia Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on January 18, 1994. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

    A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and asked prices on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Short term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

    B Federal Taxes -- The Portfolio is treated as a partnership for U.S. Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is individually responsible for the payment of any taxes on its share of such income. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements, (under the U.S. Internal Revenue Code), in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

    C Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization, including registration costs, are being amortized on a straight-line basis over five years.

    D Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit ("initial margin") either cash or securities in an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio ("margin maintenance") each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and financial futures contract to buy.

    E Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates are not separately disclosed.

    F Forward Foreign Currency Exchange
    Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

South Asia Portfolio as of June 30, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


    G Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

    H Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

    I Other -- Investment transactions are accounted for on the date the securities are purchased or sold. Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

    J Interim Financial Statements -- The interim financial statements relating to June 30, 1998 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Investment Adviser Fee and Other Transactions
    with Affiliates
    ----------------------------------------------------------------------------
    The investment adviser fee is earned by Lloyd George Investment Management (Bermuda) Limited (the Adviser) as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, the Adviser receives a monthly fee of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended June 30, 1998, the annualized adviser fee was 0.75% of average daily net assets and amounted to $291,209. In addition, an administration fee is earned by Eaton Vance Management (EVM) for managing and administering the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee in the amount of 1/48th of 1% (equal to 0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended June 30, 1998, the administration fee was 0.25% of average net assets and amounted to $97,070. Except as to Trustees of the Portfolio who are not members of the Adviser or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees. Certain of the officers and Trustees of the Portfolio are officers or trustees of the above organizations.

3   Investment Transactions
    ----------------------------------------------------------------------------
    For the six months ended June 30, 1998, purchases and sales of investments, other than short-term obligations, aggregated $23,642,345 and $35,883,865 respectively.

4   Federal Income Tax Basis of Investments
    ----------------------------------------------------------------------------
    The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 1998, as computed on a federal income tax basis, are as follows:

    Aggregate cost                                                $ 51,745,532
    ----------------------------------------------------------------------------
    Gross unrealized appreciation                                 $ 12,599,035

    Gross unrealized depreciation                                  (10,005,391)
    ----------------------------------------------------------------------------

    Net unrealized appreciation                                   $  2,593,644
    ----------------------------------------------------------------------------


5   Risks Associated with Foreign Investments
    ----------------------------------------------------------------------------
    Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the

South Asia Portfolio as of June 30, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


    Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

    Settlement of securities transactions in the Indian subcontinent may be delayed and is generally less frequent than in the United States, which could affect the liquidity of the Portfolio's assets. The Portfolio may be unable to sell securities where the registration process is incomplete and may experience delays in receipt of dividends.

6   Line of Credit
    ----------------------------------------------------------------------------
    The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a committed $100 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above the eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 1998.

South Asia Portfolio as of June 30, 1998

INVESTMENT MANAGEMENT


South Asia Portfolio
                     Officers                      Trustees

                     Hon. Robert Lloyd George      Hon. Edward K.Y. Chen
                     President and Trustee         Professor and Director, Center for Asian Studies,
                                                   University of Hong Kong
                     James B. Hawkes
                     Vice President and Trustee    Donald R. Dwight
                                                   President, Dwight Partners, Inc.
                     Scobie Dickinson Ward
                     Vice President, Assistant     Samuel L. Hayes, III
                     Secretary and                 Jacob H. Schiff Professor of Investment
                     Assistant Treasurer           Banking, Harvard University Graduate School of
                                                   Business Administration
                     William Walter Raleigh Kerr
                     Vice President and            Norton H. Reamer
                     Assistant Treasurer           Chairman and Chief Executive Officer, United Asset
                                                   Management Corporation
                     James L. O'Connor
                     Vice President and Treasurer

                     Alan R. Dynner
                     Secretary